GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Going Concern [Abstract]
Net loss	$ (1,385,042)	$ 2,986,798	$ (4,881,030)	$ (8,538,360)	$ (14,028,165)	$ (5,377,489)
Net cash used in operating activities			(216,685)	(1,032,989)	(328,251)	(916,407)
Net cash provided by financing activities			$ 724,356	$ 2,027,422	$ 1,390,538	$ 871,199